CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	84,696,017	82,546,017
Common Stock, Shares Outstanding	84,696,017	82,546,017